UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  May 5 2004

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $151,335



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3757 91415.00 SH       SOLE                 91415.00
ALCOA INC                      COM              013817101     3008 86713.00 SH       SOLE                 86713.00
AMERICAN INTL GROUP            COM              026874107     5331 74717.00 SH       SOLE                 74717.00
APACHE CORP                    COM              037411105     2887 66880.00 SH       SOLE                 66880.00
APPLIED MATERIALS INC.         COM              038222105     3773 176882.00SH       SOLE                176882.00
BB&T CORP.                     COM              054937107     3995 113160.00SH       SOLE                113160.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     3795 149120.00SH       SOLE                149120.00
BURLINGTON NORTHERN SANTA FE   COM              12189T104     2910 92370.00 SH       SOLE                 92370.00
CHEESECAKE FACTORY             COM              163072101     3750 81355.00 SH       SOLE                 81355.00
CINTAS CORP.                   COM              172908105     3975 91404.00 SH       SOLE                 91404.00
CISCO SYSTEMS                  COM              17275R102     4556 193295.00SH       SOLE                193295.00
CITIGROUP INC.                 COM              172967101      221  4273.00 SH       SOLE                  4273.00
DANAHER CORP                   COM              235851102     3824 40950.00 SH       SOLE                 40950.00
DOVER CORP.                    COM              260003108     4054 104575.00SH       SOLE                104575.00
EGL INC.                       COM              268484102     4016 223715.00SH       SOLE                223715.00
EXPEDITORS INTL                COM              302130109     4893 124310.00SH       SOLE                124310.00
EXXON-MOBIL                    COM              30231G102     4708 113190.00SH       SOLE                113190.00
GENERAL ELECTRIC               COM              369604103      477 15645.00 SH       SOLE                 15645.00
GOLDMAN SACHS GROUP INC        COM              38141G104     4107 39354.00 SH       SOLE                 39354.00
HARLEY-DAVIDSON, INC.          COM              412822108     3494 65495.00 SH       SOLE                 65495.00
HARMONIC INC.                  COM              413160102     3106 319880.00SH       SOLE                319880.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4439 232020.00SH       SOLE                232020.00
HEWLETT-PACKARD                COM              428236103     3503 153359.39SH       SOLE                153359.39
ILLINOIS TOOL WORKS            COM              452308109     4593 57969.00 SH       SOLE                 57969.00
INTEL                          COM              458140100     4022 147860.00SH       SOLE                147860.00
KEYCORP                        COM              493267108      442 14581.00 SH       SOLE                 14581.00
MERCK                          COM              589331107      216  4896.04 SH       SOLE                  4896.04
MICROSOFT                      COM              594918104     3603 144525.00SH       SOLE                144525.00
MOTOROLA                       COM              620076109     3391 192648.75SH       SOLE                192648.75
OMNICOM GROUP                  COM              681919106     3608 44960.00 SH       SOLE                 44960.00
PEPSICO                        COM              713448108     4934 91621.00 SH       SOLE                 91621.00
PFIZER                         COM              717081103     4597 131154.00SH       SOLE                131154.00
PROCTER & GAMBLE               COM              742718109     4239 40413.00 SH       SOLE                 40413.00
ROYAL DUTCH PETROLEUM          COM              780257804     3485 73237.00 SH       SOLE                 73237.00
SBC COMMUNICATIONS             COM              78387G103     1818 74063.00 SH       SOLE                 74063.00
SCHERING-PLOUGH                COM              806605101     2471 152345.00SH       SOLE                152345.00
SCHWAB (CHARLES) CORP          COM              808513105     2921 251575.00SH       SOLE                251575.00
SOVEREIGN BANCORP              COM              845905108     5219 243640.00SH       SOLE                243640.00
SUNGARD DATA SYSTEMS           COM              867363103     3953 144270.00SH       SOLE                144270.00
TELETECH HOLDINGS INC          COM              879939106     2363 377400.00SH       SOLE                377400.00
TELLABS, INC.                  COM              879664100     2129 245895.00SH       SOLE                245895.00
TIDEWATER INC.                 COM              886423102     2556 90857.00 SH       SOLE                 90857.00
WATSON PHARMACEUTICALS         COM              942683103     4232 98911.00 SH       SOLE                 98911.00
WELLS FARGO COMPANY            COM              949746101     3969 70035.00 SH       SOLE                 70035.00